FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value transfers	$ 0		$ 0
Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value		$ 7,487,000
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning			9,504,000
Change in fair value			(5,348,236)
Fair value, ending	$ 4,155,764	9,504,000	4,155,764
Level 3 | Restatement of warrants as derivative liabilities | Accounting Standards Update 81540 [Member] | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement				$ 18,002,000
Fair Value Measurement With Unobservable Inputs Reconciliations Recurring Basis Initial Measurement of Liability Value				18,002,000
Level 1 | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning			25,489,000
Fair value, ending		25,489,000
Private Placement Warrants | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value		2,772,000
Private Placement Warrants | Level 3 | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning			9,504,000
Fair value, ending		9,504,000
Private Placement Warrants | Level 3 | Restatement of warrants as derivative liabilities | Accounting Standards Update 81540 [Member] | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement				6,732,000
Fair Value Measurement With Unobservable Inputs Reconciliations Recurring Basis Initial Measurement of Liability Value				6,732,000
Public Warrant | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value		4,715,000
Public Warrant | Level 3 | Restatement of warrants as derivative liabilities | Accounting Standards Update 81540 [Member] | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement				11,270,000
Fair Value Measurement With Unobservable Inputs Reconciliations Recurring Basis Initial Measurement of Liability Value				$ 11,270,000
Public Warrant | Level 1 | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning			$ 15,985,000
Fair value, ending		$ 15,985,000